Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
Share-Based Compensation
Share-based compensation is accounted for in accordance with FASB ASC Topic 718, Compensation - Stock Compensation (“ASC 718”) and FASB ASC Topic 505-50, Equity - Equity Based Payment to Non-Employees (“ASC 505-50”), which requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the Company’s consolidated statements of operations over the requisite service periods. We use the straight-line method of expensing stock options to recognize compensation expense in its consolidated statements of operations for all share-based awards. Because share-based compensation expense is based on awards that are ultimately expected to vest, share-based compensation expense is reduced to account for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. For stock options granted in 2013 and 2012, the compensation expense is based on the grant date fair value estimated in accordance with the provisions of ASC 718.
The following table summarizes our share-based compensation expense (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Share-based compensation expense	$161	$39	$101	$78

Stock Option Grants - In 2012, Former EveryWare adopted the EveryWare Global, Inc. 2012 Stock Option Plan (the “2012 Plan”). The provisions of the 2012 Plan allow the awarding of nonqualified stock options on our common stock to key employees and directors. Shares of Former EveryWare’s nonvoting common stock authorized and issued under the 2012 Plan were converted to equivalent shares of our common stock as a result of the Business Combination. The aggregate number of options on our common stock that may be granted under the 2012 Plan may not exceed 1,354,993 shares. In 2012, options to acquire 583,635 shares of nonvoting common stock were issued to certain senior executives and members of the Board of Directors. Of these, 233,454 are subject to non-performance time vesting conditions (time vested) and 350,181 are subject to performance vesting conditions.
Time vesting options vest ratably and become exercisable over a period of five years from the date of grant; however, time vesting options will accelerate and vest and become exercisable upon the consummation of certain change of control transactions. Performance vesting options vest on the achievement of certain net investment return thresholds of Former EveryWare stockholders and become exercisable only upon the achievement of these investment return thresholds and the consummation of certain change of control transactions. The Business Combination did not result in a change in control with regard to the time vested or performance options. Each of the options expires 10 years after its date of grant.
In 2013, we adopted the EveryWare Global, Inc. 2013 Omnibus Incentive Compensation Plan (the “2013 Plan”). The provisions of the 2013 Plan allow the awarding of a variety of stock award types to our employees and directors of the Company. The aggregate number of options of our common stock that may be granted under the 2013 Plan may not exceed 870,000 shares. During 2013, there were grants of 352,674 of stock options. During 2014, there were grants of 70,000 of stock options. All option grants have an exercise price equal to the fair market value of the underlying stock on the grant date. All of the options issued are subject to time vesting conditions and vest ratably and become exercisable over a period of two years to five years from the date of grant. Each of the options expires 10 years after its date of grant. Options granted under the 2013 Plan are not subject to accelerated vesting and do not become exercisable upon the consummation of any change of control transaction. There were no performance based options issued in 2013 or 2014 under the 2013 Plan.
A summary of the status of our Non-Performance stock options as of June 30, 2014 and changes during the six month period ending June 30, 2014 are presented below:

Non-Performance Stock Options	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 31, 2013	568,516	$9.15	9.3	$476
Granted	70,000	1.33	9.9	—
Exercised	—	—	0	—
Forfeited	(333,953)	8.63	0	—
Outstanding at June 30, 2014	304,563	$7.96	8.8	$—
Exercisable at June 30, 2014	38,041	$11.83	8.8	$—
Nonvested at June 30, 2014, expected to vest	266,522	$7.40	8.3	$—
A summary of the changes for our Performance stock options for the period ended as follows:

Performance Stock Options	June 30, 2014	December 31, 2013
Balance — Beginning of the year	333,921	350,181
Granted	—	—
Vested	—	—
Forefeited	(288,613)	(16,260)
Balance — June 30, 2014	45,308	333,921

As of June 30, 2014, the total unrecognized compensation cost related to non-vested options granted was $0.9 million for the non-performance options and $0.1 million for the performance options. For the three months ended June 30, 2014, compensation expense related to the non-performance options was $0.2 million and for the six months ended June 30, 2014 compensation income was $0.1 million. For the three months ended June 30, 2014, compensation expense recorded related to the performance options was $0.0 million and $0.0 million, respectively.
Restricted Stock Awards - Restricted stock is a grant of shares of common stock that may not be sold, encumbered or disposed of, and that may be forfeited in the event of certain terminations of employment prior to the end of a restricted period set by the compensation committee of the board of directors. A participant granted restricted stock generally has all of the rights of a stockholder, unless the compensation committee determines otherwise.
In 2013, we awarded 28,911 shares of common stock to nonemployee members of our Board of Directors under the 2013 Plan with a grant date fair value of $0.2 million. The total compensation expense relating to awards of restricted stock was $0.2 million for the year ended December 31, 2013. In 2014, we awarded 45,739 shares of common stock to nonemployee members of our Board of Directors under the 2013 plan with a grant date fair value of $0.4 million. For the three and six ended June 30, 2014 compensation expense relating to awards of restricted stock was $0.1 million and 0.2 million, respectively.
Shares can no longer be issued under the 2012 Plan. As of June 30, 2014, a total of 520,992 shares were available from the 870,000 shares authorized for award under our 2013 Plan, including cumulative forfeitures.
Repurchase of Common Stock - We did not repurchase any of our common stock during 2014.

Share-Based Compensation
Share-based compensation is accounted for in accordance with FASB ASC Topic 718, Compensation - Stock Compensation (“ASC 718”) and FASB ASC Topic 505-50, Equity - Equity Based Payment to Non-Employees (“ASC 505-50”), which requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the Company’s consolidated statements of operations over the requisite service periods. The Company uses the straight-line method of expensing stock options to recognize compensation expense in its consolidated statements of operations for all share-based awards. Because share-based compensation expense is based on awards that are ultimately expected to vest, share-based compensation expense is reduced to account for estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. For stock options granted in 2013 and 2012, the compensation expense is based on the grant date fair value estimated in accordance with the provisions of ASC 718.
Our 2013 non-qualified options granted were valued for ASC 718 purposes using the Black-Scholes option-pricing model, while our 2012 non-qualified options granted, used the Monte Carlo simulation model to estimate the grant-date fair value for options granted with no vesting conditions. The following table summarizes the non-qualified stock option disclosures for 2013 and 2012:

	2013	2012
Stock options granted	352,674	233,454
Weighted-average grant-date fair value	$5.79	$3.34
Weighted-average assumptions for stock grants
Risk-free interest	1.50%	0.32%
Expected term	6.5 years	2 years
Expected volatility	50.82%	48.41%
Dividend yield	0.00%	0.00%

We estimate our pre-tax share-based compensation expense, net of anticipated forfeitures, to be approximately $0.6 million in 2014 based on our current share-based compensation arrangements.  In connection with the Company’s March 23, 2012 refinancing certain stock options became fully vested. This resulted in a compensation charge of approximately $0.5 million for the year ended December 31, 2012.
The following table summarizes our share-based compensation expense at December 31 (in thousands):

	2013	2012
Share-based compensation expense	$754	$796

Stock Option Grants - In 2012, the Company adopted the EveryWare Global, Inc. 2012 Stock Option Plan (the “2012 Plan”). The provisions of the 2012 Plan allow the awarding of nonqualified stock options on the Company’s common stock to key employees and directors. Shares of Former EveryWare’s nonvoting common stock authorized and issued under the 2012 Plan were converted to equivalent shares of the Company’s common stock as a result of the Business Combination. The aggregate number of options on the Company’s common stock that may be granted under the 2012 Plan may not exceed 1,354,993 shares. In 2012, options to acquire 583,635 shares of nonvoting common stock were issued to certain senior executives and members of the Board of Directors. Of these, 233,454 are subject to non-performance time vesting conditions (time vested) and 350,181 are subject to performance vesting conditions.
Time vesting options vest ratably and become exercisable over a period of five years from the date of grant; however, time vesting options will accelerate and vest and become exercisable upon the consummation of certain change of control transactions. Performance vesting options vest on the achievement of certain net investment return thresholds of Former EveryWare stockholders and become exercisable only upon the achievement of these investment return thresholds and the consummation of certain change of control transactions. The Business Combination did not result in a change in control with regard to the time vested or performance options. Each of the options expires 10 years after its date of grant.
In 2013, the Company adopted the EveryWare Global, Inc. 2013 Omnibus Incentive Compensation Plan (the “2013 Plan”). The provisions of the 2013 Plan allow the awarding of a variety of stock award types to employees and directors of the Company. The aggregate number of options of Company common stock that may be granted under the 2013 Plan may not exceed 870,000 shares. During 2013, there were grants of 352,674 of stock options. All option grants have an exercise price equal to the fair market value of the underlying stock on the grant date. All of the options issued are subject to time vesting conditions and vest ratably and become exercisable over a period of five years from the date of grant. Each of the options expires 10 years after its date of grant. Options granted under the 2013 Plan are not subject to accelerated vesting or become exercisable upon the consummation of any change of control transaction. There were no performance based options issued in 2013 as part of this plan.
A summary of the status of our Non-Performance stock options as of December 31, 2013 and changes during the twelve-month period ending December 31, 2013 are presented below:

Non-Performance Stock Options	Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 31, 2012	233,454	$5.61	10.0	$—
Granted	352,674	11.45	—	—
Exercised	—	—	—	—
Forfeited	(17,612)	—	—	—
Outstanding at December 31, 2013	568,516	$9.15	9.3	$476
Exercisable at December 31, 2013	76,523	$8.70	0.0	$—
Nonvested at December 31, 2013, expected to vest	491,993	$9.47	—	$—
A summary of the changes for our Performance stock options for the years ended December 31:

Performance Stock Options	2013	2012
Balance — Beginning of the year	350,181	—
Granted	—	350,181
Vested	—	—
Forefeited	(16,260)	—
Balance — End of the year	333,921	350,181

As of December 31, 2013, the total unrecognized compensation cost related to non-vested options granted was $2.2 million for the non-performance options and $1.0 million for the performance options. Fair value of the non-performance restricted options was based on an independent valuation of the Company’s stock utilizing discounted cash flow and market approaches and the fair value of the performance-vesting options was based on an option pricing model utilizing the fair value of the stock subjected to the probability of a change in control. Compensation expense recorded was $0.6 million related to the non-performance options and $0.0 million related to the performance options. The aggregate intrinsic value at December 31, 2013, for the non-performance options was $0.5 million.
Restricted Stock Awards - Restricted stock is a grant of shares of common stock that may not be sold, encumbered or disposed of, and that may be forfeited in the event of certain terminations of employment, prior to the end of a restricted period set by the compensation committee of the board of directors. A participant granted restricted stock generally has all of the rights of a stockholder, unless the compensation committee determines otherwise.
In 2013, we awarded 28,911 shares of common stock to certain members of our Board of Directors under the 2013 Plan with a grant date fair value of $0.2 million. The total compensation expense relating to awards of restricted stock was $0.2 million for the year ended December 31, 2013.
Shares can no longer be issued under the 2012 Plan. As of December 31, 2013, a total of 478,359 shares were available from the 870,000 shares authorized for award under our 2013 Plan, including cumulative forfeitures.
Repurchase of Common Stock - We did not repurchase any of our common stock during 2013.